Share capital, share premium and other reserves (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Share price		£ 0.01
Beginning Balance	£ 26,480,000
Issue of share capital	22,150,000
Capital reduction	22,058,000
Ending Balance	16,457,000
Share capital
Disclosure of classes of share capital [line items]
Beginning Balance	1,000
Issue of share capital	11,543,000
Capital reduction	11,451,000
Ending Balance	92,346
Share premium
Disclosure of classes of share capital [line items]
Issue of share capital	10,607,000
Capital reduction	£ 10,607,000
Ordinary shares at £0.01 each
Disclosure of classes of share capital [line items]
Share price		£ 0.01
Ending balance (shares)	9,234,573,831